BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 3,738,803	$ 3,974,536
Certificates of deposit	1,517,927	263,269
Accounts receivable less allowance for doubtful accounts of $37,500 and $77,067 for December 31, 2018, and December 31, 2017, respectively	1,425,854	1,861,949
Inventory	2,103,879	1,658,681
Prepaid expenses	246,591	170,739
TOTAL CURRENT ASSETS	9,033,054	7,929,174
Property and equipment, net	858,781	836,283
Patents, net of accumulated amortization of $239,581 and $203,768 at December 31, 2018 and December 31, 2017, respectively	632,156	483,821
Deferred tax asset	1,466
Other assets	19,582	31,582
TOTAL ASSETS	10,545,039	9,280,860
CURRENT LIABILITIES
Deferred capital gain - current	3,763	22,481
Accounts payable	453,498	454,398
Accrued expenses	688,649	658,060
Accrued payroll and related taxes	421,714	334,903
Accrued tax liability	16,608	115,854
TOTAL CURRENT LIABILITIES	1,584,232	1,585,696
Deferred capital gain - long term		3,762
Deferred tax liability		21,675
TOTAL LIABILITIES	1,584,232	1,611,133
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value, 75,000,000 shares authorized, 40,932,911 and 40,731,529 shares issued; 38,195,680 and 37,994,298 shares outstanding at December 31, 2018, and December 31, 2017, respectively	409,329	407,315
Additional paid-in capital	4,595,214	4,216,718
Retained earnings	4,300,468	3,389,898
TOTAL STOCKHOLDERS' EQUITY BEFORE TREASURY STOCK	9,305,011	8,013,931
Less: Treasury stock, 2,737,231 shares at December 31, 2018 and December 31, 2017, respectively, at cost	(344,204)	(344,204)
TOTAL STOCKHOLDERS' EQUITY	8,960,807	7,669,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,545,039	$ 9,280,860